Concentration of risk (Details Narrative)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023 CNY (¥)
Concentration Risk [Line Items]
FDIC limit	$ 72,000			¥ 500,000
Cash balance	$ 110,000			779,097
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	9.30%	18.50%	23.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	54.10%	57.80%
Purchases [Member] | Vendor Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.40%	11.30%	61.20%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	90.30%	82.40%
CHINA
Concentration Risk [Line Items]
Cash deposits	$ 20,263,841			143,522,706
HONG KONG
Concentration Risk [Line Items]
Cash deposits	$ 24,188,412			¥ 171,319,270